Amplify Video Game Tech ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communication Services - 73.2%(a)
Alphabet, Inc. - Class A	1,773	$322,952
Bilibili, Inc. - ADR(b)(c)	70,271	1,084,984
Capcom Co. Ltd.	53,792	1,014,243
CD Projekt SA	30,889	1,067,655
CMGE Technology Group Ltd.(b)	1,095,971	127,742
COLOPL, Inc.	45,301	184,178
Com2uS Corp.	5,717	158,863
CyberAgent, Inc.	33,809	211,753
DeNA Co. Ltd.	21,419	212,379
Devsisters Co. Ltd.(b)	4,312	183,883
Electronic Arts, Inc.	7,574	1,055,285
Embracer Group AB(b)(c)	441,010	969,871
Gamania Digital Entertainment Co. Ltd.	64,925	166,508
Gravity Co. Ltd. - ADR(b)	2,060	166,345
Gree, Inc.	51,831	171,739
GungHo Online Entertainment, Inc.	11,899	200,573
HUYA, Inc. - ADR	45,298	178,927
iDreamSky Technology Holdings, Ltd.(b)(d)(e)	457,057	173,868
IGG, Inc.(b)	439,320	169,372
International Games System Co. Ltd.	30,673	1,281,134
JOYY, Inc. - ADR	7,108	213,880
Kakao Games Corp.(b)	41,348	615,789
Koei Tecmo Holdings Co. Ltd.	23,321	201,373
Konami Group Corp.	14,513	1,044,763
Krafton, Inc.(b)	5,771	1,180,194
Meta Platforms, Inc. - Class A	634	319,676
MIXI, Inc.	11,297	212,793
Modern Times Group MTG AB - Class B(b)	23,541	189,836
NCSoft Corp.	7,284	951,974
Neowiz	11,079	164,595
NetDragon Websoft Holdings, Ltd.	109,628	165,690
NetEase, Inc. - ADR	3,336	318,855
Netmarble Corp.(b)(d)(e)	23,198	905,000
Nexon Co. Ltd.	59,024	1,091,610
Nexon Games Co. Ltd.(b)	16,204	181,052
NHN Corp.	10,337	155,825
Nintendo Co. Ltd.	18,431	980,328
Paradox Interactive AB	20,899	280,227
Pearl Abyss Corp.(b)	34,543	1,107,936
Playtika Holding Corp.	115,763	911,055
Reddit, Inc. - Class A(b)(c)	3,269	208,856
ROBLOX Corp. - Class A(b)	29,201	1,086,569
Sea, Ltd. - ADR(b)	2,881	205,761
Soft-World International Corp.	37,843	171,475
SOOP Co. Ltd.	2,138	203,937
Square Enix Holdings Co. Ltd.	34,232	1,028,279
Stillfront Group AB(b)	159,946	150,352
Take-Two Interactive Software, Inc.(b)	6,282	976,788
Team17 Group PLC(b)	42,128	146,448
Tencent Holdings, Ltd.	6,370	303,838
Ubisoft Entertainment SA(b)	41,462	908,294
Vivendi SE	28,527	298,279
VK IPJSC - GDR(b)(e)(f)	21,975	0
Webzen, Inc.	14,076	170,773
Wemade Co. Ltd.(b)	32,826	1,017,093
XD, Inc.(b)(e)	417,670	1,006,808
Zengame Technology Holding Ltd.(e)	404,590	149,764
Ziff Davis, Inc.(b)	3,603	198,345
Zx, Inc.(b)(e)	338,600	701,712
		29,228,076

Consumer Discretionary - 6.9%
Amazon.com, Inc.(b)	1,693	327,172
Bandai Namco Holdings, Inc.	10,670	208,279
DoubleUGames Co. Ltd.	5,311	177,869
GameStop Corp. - Class A(b)(c)	22,357	551,994
GOLFZON Co. Ltd.	3,207	179,862
Happinet Corp.	7,385	153,108
Hasbro, Inc.	3,553	207,851
Light & Wonder, Inc. - Class A(b)	2,077	217,836
Mattel, Inc.(b)	11,675	189,836
Sega Sammy Holdings, Inc.	14,242	211,470
Sony Group Corp.	3,600	305,259
		2,730,536

Health Care - 0.4%
Surgical Science Sweden AB(b)	12,337	145,735

Information Technology - 18.7%
Advanced Micro Devices, Inc.(b)	1,878	304,630
Ansys, Inc.(b)	3,205	1,030,408
Apple, Inc.	1,611	339,309
AppLovin Corp. - Class A(b)	2,493	207,468
ARM Holdings PLC - ADR(b)(c)	2,285	373,872
Corsair Gaming, Inc.(b)	65,458	722,656
Dolby Laboratories, Inc. - Class A	2,593	205,443
Intel Corp.	10,298	318,929
Keywords Studios PLC	36,917	1,078,931
Logitech International SA	2,034	196,745
Microsoft Corp.	738	329,849
NVIDIA Corp.	2,589	319,845
PTC, Inc.(b)	1,188	215,824
Qualcomm, Inc.	1,496	297,973
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,280	222,477
Turtle Beach Corp.(b)	11,079	158,873
Unity Software, Inc.(b)	57,721	938,544
Western Digital Corp.(b)	2,757	208,898
		7,470,674
TOTAL COMMON STOCKS (Cost $41,707,880)		39,575,021

SHORT-TERM INVESTMENTS - 5.9%
Investments Purchased with Proceeds from Securities Lending - 5.1%
First American Government Obligations Fund - Class X, 4.65%(g)	2,054,132	2,054,132

Money Market Funds - 0.8%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(g)	314,709	314,709
TOTAL SHORT-TERM INVESTMENTS (Cost $2,368,841)		2,368,841

TOTAL INVESTMENTS - 105.1% (Cost $44,076,721)		$41,943,862
Liabilities in Excess of Other Assets - (5.1)%		(2,026,256)
TOTAL NET ASSETS - 100.0%		$39,917,606

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
ARM Adjustable Rate Mortgage
GDR - Global Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $1,962,729 which represented 4.9% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $1,078,868 or 2.7% of the Fund’s net assets.

(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2024, the value of these securities total $2,937,152 or 7.4% of the Fund’s net assets.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Video Game Tech ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	39,575,021	–	0	(a)	39,575,021
Investments Purchased with Proceeds from Securities Lending	2,054,132	–	–		2,054,132
Money Market Funds	314,709	–	–		314,709
Total Investments	41,943,862	–	0	(a)	41,943,862

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

Allocation of Portfolio Holdings by Country as of June 30, 2024
(% of Net Assets)
South Korea	$7,520,990	19.0%
Japan	7,432,127	18.5
China	4,212,188	10.6
Taiwan	1,841,594	4.6
Sweden	1,736,021	4.4
France	1,206,573	3.1
Ireland	1,078,931	2.7
Poland	1,067,655	2.7
Israel	911,055	2.3
Singapore	589,013	1.4
United Kingdom	520,320	1.3
Switzerland	196,745	0.5
Russia	0	–
United States	13,630,650	34.0
Liabilities in Excess of Other Assets	(2,026,256)	(5.1)
	$39,917,606	100.0%